Investment in Affiliates, at Equity - Other Transactions with Fuji Xerox (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Dividends received from Fuji Xerox	$ 58	$ 36	$ 10
Royalty revenue earned	128	116	106
Inventory purchases from Fuji Xerox	2,180	2,098	1,590
Inventory sales to Fuji Xerox	151	147	133
R&D payments received from Fuji Xerox	2	1	3
R&D payments paid to Fuji Xerox	21	30	33
Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Due to Affiliate	$ 105	$ 109